Warrant Liability - Summary of Warrant Liability (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Warrant Liability [Abstract]
Beginning balance	£ 531	£ 8,336
Fair Value changes during the period	(365)	(1,210)
Ending balance	166	7,126
Current	0		£ 402
Non-current	166		129
Total	£ 166	£ 7,126	£ 531